Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings (Details 6) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 2,401,213	$ 2,532,554
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	677,031	836,867
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	965,926	1,362,088
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	236,500	0
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	4,417	6,009
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	343,414	245,710
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	93,914	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost	$ 80,011	$ 81,880